Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	72 Months Ended	81 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Costs and expenses:
Research and development	$ 13,896	$ 74,891	$ 92,727
General and administrative	5,738	27,349	36,494
Total costs and expenses	19,634	102,240	129,221
Loss from operations	(19,634)	(102,240)	(129,221)
Interest expense	2	(510)	(1,964)
Interest and other income		481	481
Loss on extinguishment of debt			(1,091)
Other loss	(30)	(371)	(1,602)
Change in fair value related to investor rights liability		683	683
Net loss before income tax benefit	(19,662)	(101,957)	(132,714)
Income tax benefit	1,029	1,327	1,327
Net loss	(18,633)	(100,630)	(131,387)
Add: accretion of preferred stock dividends	(6,838)	(27,155)	(33,046)
Net loss attributable to common stockholders	$ (25,471)	$ (127,785)	$ (164,433)
Net loss attributable to common stockholders per share -Basic and diluted (in dollars per share)	$ (18.27)
Weighted average common shares outstanding:
Basic and diluted (in shares)	1,394